Note 5 - Accounts Payable and Accrued Expenses - Related Parties: Schedule of Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2013
Tables/Schedules
Schedule of Accounts Payable and Accrued Liabilities
	December 31, 2013	December 31, 2012
The Health Network, Inc.	$ 365,462	$ 365,462
Ronald Howell	43,770	43,770
Eric Clemons	96,727	96,727
Total	$ 505,959	$ 505,959